Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for PEO ($)(1) (2)	Compensation Actually Paid to PEO ($)(2) (3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(1) (4)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(3) (4)	Value ($) of Initial Fixed $100 Investment Based On:
Year					Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return($)(5)(6)	Net Income (in thousands) ($)(7)	FFO Per Diluted Share ($)(8)
2025	9,437,394	12,189,367	2,583,265	3,253,686	148.98	137.82	257,458	8.98
2024	7,123,038	3,198,715	2,191,323	1,229,579	138.42	123.25	227,807	8.35
2023	6,894,670	11,324,343	2,277,324	3,441,758	153.53	113.35	200,548	7.79
2022	5,467,097	(36,469)	1,875,710	435,024	120.29	99.67	186,274	7.00
2021	5,397,019	14,229,431	1,681,057	4,026,839	179.73	131.78	157,638	6.09

Company Selected Measure Name	FFO per diluted share
Named Executive Officers, Footnote	For all years presented, the PEO is Marshall A. Loeb, serving as Chief Executive Officer, President, and Director. See management team changes effective January 1, 2026, as noted on pages 28 and 37.For all years presented, the non-PEO Named Executive Officers include: R. Reid Dunbar, Executive Vice President; Brent W. Wood, Executive Vice President and Chief Financial Officer; John F. Coleman, Executive Vice President; and Ryan M. Collins, Executive Vice President. (See pages 28 and 37 for management team changes effective January 1, 2026.)
Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR of the Peer Group, defined as the FTSE Nareit Equity REITs Index, a published industry index.
PEO Total Compensation Amount	$ 9,437,394	$ 7,123,038	$ 6,894,670	$ 5,467,097	$ 5,397,019
PEO Actually Paid Compensation Amount	$ 12,189,367	3,198,715	11,324,343	(36,469)	14,229,431
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the Compensation Actually Paid for our PEO and the average Compensation Actually Paid for our other Named Executive Officers, as computed in accordance with SEC rules, but do not reflect the actual amount of compensation received by our PEO or other Named Executive Officers during the applicable year. Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined by reference to (a) for restricted share awards (excluding performance-based stock awards), the closing price on applicable year-end date(s) or, in the case of vesting dates, the actual vesting price, (b) for performance-based stock awards that are not market based, the same valuation methodology as restricted share awards above except year-end values are multiplied by the probability of achievement as of each such date, and (c) for market-based performance-based stock awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end dates. For the portion of Compensation Actually Paid that is based on year-end stock prices, the following prices were used: $178.14, $160.49, $183.54, $148.06, $227.85, and $138.06 for years ended 2025, 2024, 2023, 2022, 2021, and 2020, respectively. Compensation Actually Paid reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	PEO ($)	Average Other Named Executive Officers ($)
Total Reported in 2025 Summary Compensation Table (“SCT”)	9,437,394	2,583,265
Less, Value of Stock Awards Reported in SCT	(5,896,738)	(1,255,937)
Plus, Year-End Value of Awards Granted in Fiscal Year that are Outstanding and Unvested	6,121,687	1,277,301
Plus (or Minus), Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	2,270,012	568,876
Plus, Vesting Date Fair Value of Awards Granted this Year and that Vested this Year	104,633	40,557
Plus (or Minus), Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	152,379	39,624
Minus, Prior Year-End Fair Value of Prior Year Awards that Failed to Vest this Year	—	—
Total Adjustments	2,751,973	670,421
Compensation Actually Paid for Fiscal Year 2025	12,189,367	3,253,686

	PEO ($)	Average Other Named Executive Officers ($)
Total Reported in 2024 SCT	7,123,038	2,191,323
Less, Value of Stock Awards Reported in SCT	(4,220,955)	(1,074,210)
Plus, Year-End Value of Awards Granted in Fiscal Year that are Outstanding and Unvested	3,509,838	901,846
Plus (or Minus), Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	(3,335,259)	(828,565)
Plus, Vesting Date Fair Value of Awards Granted this Year and that Vested this Year	123,469	39,536
Plus (or Minus), Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	(1,416)	(351)
Minus, Prior Year-End Fair Value of Prior Year Awards that Failed to Vest this Year	—	—
Total Adjustments	(3,924,323)	(961,744)
Compensation Actually Paid for Fiscal Year 2024	3,198,715	1,229,579

	PEO ($)	Average Other Named Executive Officers ($)
Total Reported in 2023 SCT	6,894,670	2,277,324
Less, Value of Stock Awards Reported in SCT	(4,216,711)	(1,163,731)
Plus, Year-End Value of Awards Granted in Fiscal Year that are Outstanding and Unvested	5,648,593	1,574,180
Plus (or Minus), Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	2,724,847	673,240
Plus, Vesting Date Fair Value of Awards Granted this Year and that Vested this Year	68,067	23,942
Plus (or Minus), Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	204,877	56,803
Minus, Prior Year-End Fair Value of Prior Year Awards that Failed to Vest this Year	—	—
Total Adjustments	4,429,673	1,164,434
Compensation Actually Paid for Fiscal Year 2023	11,324,343	3,441,758

	PEO ($)	Average Other Named Executive Officers ($)
Total Reported in 2022 SCT	5,467,097	1,875,710
Less, Value of Stock Awards Reported in SCT	(2,956,285)	(826,293)
Plus, Year-End Value of Awards Granted in Fiscal Year that are Outstanding and Unvested	2,256,774	646,922
Plus (or Minus), Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	(4,391,500)	(1,151,722)
Plus, Vesting Date Fair Value of Awards Granted this Year and that Vested this Year	121,406	36,794
Plus (or Minus), Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	(533,961)	(146,387)
Minus, Prior Year-End Fair Value of Prior Year Awards that Failed to Vest this Year	—	—
Total Adjustments	(5,503,566)	(1,440,686)
Compensation Actually Paid for Fiscal Year 2022	(36,469)	435,024

	PEO ($)	Average Other Named Executive Officers ($)
Total Reported in 2021 SCT	5,397,019	1,681,057
Less, Value of Stock Awards Reported in SCT	(3,028,367)	(759,494)
Plus, Year-End Value of Awards Granted in Fiscal Year that are Outstanding and Unvested	6,253,558	1,574,699
Plus (or Minus), Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	5,453,289	1,490,384
Plus, Vesting Date Fair Value of Awards Granted this Year and that Vested this Year	88,020	24,863
Plus (or Minus), Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	65,912	15,330
Minus, Prior Year-End Fair Value of Prior Year Awards that Failed to Vest this Year	—	—
Total Adjustments	8,832,412	2,345,782
Compensation Actually Paid for Fiscal Year 2021	14,229,431	4,026,839

Non-PEO NEO Average Total Compensation Amount	$ 2,583,265	2,191,323	2,277,324	1,875,710	1,681,057
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,253,686	1,229,579	3,441,758	435,024	4,026,839
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the Compensation Actually Paid for our PEO and the average Compensation Actually Paid for our other Named Executive Officers, as computed in accordance with SEC rules, but do not reflect the actual amount of compensation received by our PEO or other Named Executive Officers during the applicable year. Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined by reference to (a) for restricted share awards (excluding performance-based stock awards), the closing price on applicable year-end date(s) or, in the case of vesting dates, the actual vesting price, (b) for performance-based stock awards that are not market based, the same valuation methodology as restricted share awards above except year-end values are multiplied by the probability of achievement as of each such date, and (c) for market-based performance-based stock awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end dates. For the portion of Compensation Actually Paid that is based on year-end stock prices, the following prices were used: $178.14, $160.49, $183.54, $148.06, $227.85, and $138.06 for years ended 2025, 2024, 2023, 2022, 2021, and 2020, respectively. Compensation Actually Paid reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	PEO ($)	Average Other Named Executive Officers ($)
Total Reported in 2025 Summary Compensation Table (“SCT”)	9,437,394	2,583,265
Less, Value of Stock Awards Reported in SCT	(5,896,738)	(1,255,937)
Plus, Year-End Value of Awards Granted in Fiscal Year that are Outstanding and Unvested	6,121,687	1,277,301
Plus (or Minus), Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	2,270,012	568,876
Plus, Vesting Date Fair Value of Awards Granted this Year and that Vested this Year	104,633	40,557
Plus (or Minus), Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	152,379	39,624
Minus, Prior Year-End Fair Value of Prior Year Awards that Failed to Vest this Year	—	—
Total Adjustments	2,751,973	670,421
Compensation Actually Paid for Fiscal Year 2025	12,189,367	3,253,686

	PEO ($)	Average Other Named Executive Officers ($)
Total Reported in 2024 SCT	7,123,038	2,191,323
Less, Value of Stock Awards Reported in SCT	(4,220,955)	(1,074,210)
Plus, Year-End Value of Awards Granted in Fiscal Year that are Outstanding and Unvested	3,509,838	901,846
Plus (or Minus), Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	(3,335,259)	(828,565)
Plus, Vesting Date Fair Value of Awards Granted this Year and that Vested this Year	123,469	39,536
Plus (or Minus), Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	(1,416)	(351)
Minus, Prior Year-End Fair Value of Prior Year Awards that Failed to Vest this Year	—	—
Total Adjustments	(3,924,323)	(961,744)
Compensation Actually Paid for Fiscal Year 2024	3,198,715	1,229,579

	PEO ($)	Average Other Named Executive Officers ($)
Total Reported in 2023 SCT	6,894,670	2,277,324
Less, Value of Stock Awards Reported in SCT	(4,216,711)	(1,163,731)
Plus, Year-End Value of Awards Granted in Fiscal Year that are Outstanding and Unvested	5,648,593	1,574,180
Plus (or Minus), Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	2,724,847	673,240
Plus, Vesting Date Fair Value of Awards Granted this Year and that Vested this Year	68,067	23,942
Plus (or Minus), Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	204,877	56,803
Minus, Prior Year-End Fair Value of Prior Year Awards that Failed to Vest this Year	—	—
Total Adjustments	4,429,673	1,164,434
Compensation Actually Paid for Fiscal Year 2023	11,324,343	3,441,758

	PEO ($)	Average Other Named Executive Officers ($)
Total Reported in 2022 SCT	5,467,097	1,875,710
Less, Value of Stock Awards Reported in SCT	(2,956,285)	(826,293)
Plus, Year-End Value of Awards Granted in Fiscal Year that are Outstanding and Unvested	2,256,774	646,922
Plus (or Minus), Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	(4,391,500)	(1,151,722)
Plus, Vesting Date Fair Value of Awards Granted this Year and that Vested this Year	121,406	36,794
Plus (or Minus), Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	(533,961)	(146,387)
Minus, Prior Year-End Fair Value of Prior Year Awards that Failed to Vest this Year	—	—
Total Adjustments	(5,503,566)	(1,440,686)
Compensation Actually Paid for Fiscal Year 2022	(36,469)	435,024

	PEO ($)	Average Other Named Executive Officers ($)
Total Reported in 2021 SCT	5,397,019	1,681,057
Less, Value of Stock Awards Reported in SCT	(3,028,367)	(759,494)
Plus, Year-End Value of Awards Granted in Fiscal Year that are Outstanding and Unvested	6,253,558	1,574,699
Plus (or Minus), Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	5,453,289	1,490,384
Plus, Vesting Date Fair Value of Awards Granted this Year and that Vested this Year	88,020	24,863
Plus (or Minus), Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	65,912	15,330
Minus, Prior Year-End Fair Value of Prior Year Awards that Failed to Vest this Year	—	—
Total Adjustments	8,832,412	2,345,782
Compensation Actually Paid for Fiscal Year 2021	14,229,431	4,026,839

Compensation Actually Paid vs. Total Shareholder Return	TOTAL SHAREHOLDER RETURN AND PEER GROUP TOTAL SHAREHOLDER RETURN
Compensation Actually Paid vs. Net Income	NET INCOME
Compensation Actually Paid vs. Company Selected Measure	FFO PER DILUTED SHARE
Total Shareholder Return Vs Peer Group	TOTAL SHAREHOLDER RETURN AND PEER GROUP TOTAL SHAREHOLDER RETURN
Tabular List, Table

FFO Per Diluted Share(1)(2)
Change in Same PNOI Excluding Income from Lease Terminations (Cash Basis)(1)(3)
Debt-to-EBITDAre Ratio(1)(4)
Company TSR Compared to FTSE Nareit Equity REITs Index Constituents(5)

Total Shareholder Return Amount	$ 148.98	138.42	153.53	120.29	179.73
Peer Group Total Shareholder Return Amount	137.82	123.25	113.35	99.67	131.78
Net Income (Loss)	$ 257,458,000	$ 227,807,000	$ 200,548,000	$ 186,274,000	$ 157,638,000
Company Selected Measure Amount	8.98	8.35	7.79	7.00	6.09
PEO Name	Marshall A. Loeb, serving as Chief Executive Officer, President, and Director
Additional 402(v) Disclosure	The dollar amounts reported represent the total compensation for the PEO and the average total compensation for the other Named Executive Officers, in each cased as reported in the Summary Compensation Table for the applicable year.Value assumes $100 invested on December 31, 2020.Represents net income computed in accordance with GAAP. FFO, Same PNOI Excluding Income from Lease Terminations (Cash Basis) and EBITDAre are not computed in accordance with GAAP. Refer to Appendix A: Reconciliations of GAAP to Non-GAAP Measures.FFO is a commonly used operating performance measure of REITs used to evaluate the performance of the Company's investments in real estate assets and its operating results.Same PNOI Excluding Income from Lease Terminations (Cash Basis) is a non-GAAP, property-level supplemental measure of performance used to evaluate the performance of the Company's investments in real estate assets and its operating results on a same property basis. Debt-to-EBITDAre Ratio is a non-GAAP measure used to analyze the Company's financial condition and operating performance relative to its leverage.The Company's TSR relative to that of the FTSE Nareit Equity REITs and Nareit Industrial REITs Index Constituents over a three-year period is a metric included in the Company's multi-year long-term incentive plans.
Measure:: 1
Pay vs Performance Disclosure
Name	FFO Per Diluted Share(1)(2)
Non-GAAP Measure Description	The Company selected FFO per diluted share as its Company-Selected Financial Measure. FFO is a commonly used operating performance measure of REITs used to evaluate the performance of the Company's investments in real estate assets and its operating results and is defined by Nareit. FFO is not computed in accordance with GAAP. Refer to Appendix A: Reconciliations of GAAP to Non-GAAP Measures.
Measure:: 2
Pay vs Performance Disclosure
Name	Change in Same PNOI Excluding Income from Lease Terminations (Cash Basis)(1)(3)
Measure:: 3
Pay vs Performance Disclosure
Name	Debt-to-EBITDAre Ratio(1)(4)
Measure:: 4
Pay vs Performance Disclosure
Name	Company TSR Compared to FTSE Nareit Equity REITs Index Constituents(5)
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,751,973	$ (3,924,323)	$ 4,429,673	$ (5,503,566)	$ 8,832,412
PEO | Stock Awards Reported Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,896,738)	(4,220,955)	(4,216,711)	(2,956,285)	(3,028,367)
PEO | Stock Awards Granted During Year, Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,121,687	3,509,838	5,648,593	2,256,774	6,253,558
PEO | Change in Fair Value of Prior Year Stock Awards, Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,270,012	(3,335,259)	2,724,847	(4,391,500)	5,453,289
PEO | Vesting Date Fair Value of Stock Awards Granted and Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	104,633	123,469	68,067	121,406	88,020
PEO | Change in Fair Value From Prior Year of Prior Year Stock Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	152,379	(1,416)	204,877	(533,961)	65,912
PEO | Prior Year Awards Fair Value, Failed to Vest [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	670,421	(961,744)	1,164,434	(1,440,686)	2,345,782
Non-PEO NEO | Stock Awards Reported Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,255,937)	(1,074,210)	(1,163,731)	(826,293)	(759,494)
Non-PEO NEO | Stock Awards Granted During Year, Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,277,301	901,846	1,574,180	646,922	1,574,699
Non-PEO NEO | Change in Fair Value of Prior Year Stock Awards, Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	568,876	(828,565)	673,240	(1,151,722)	1,490,384
Non-PEO NEO | Vesting Date Fair Value of Stock Awards Granted and Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	40,557	39,536	23,942	36,794	24,863
Non-PEO NEO | Change in Fair Value From Prior Year of Prior Year Stock Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,624	(351)	56,803	(146,387)	15,330
Non-PEO NEO | Prior Year Awards Fair Value, Failed to Vest [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0